Organization and Principal Activities - Schedule of Subsidiaries of the Company (Details)	Dec. 31, 2020
WJ Energy Group Limited [Member]
Percentage of effective ownership	100.00%
PT Green World Nusantara [Member]
Percentage of effective ownership	100.00%
PT Harvel Nusantara Energi [Member]
Percentage of effective ownership	100.00%
PT Cogen Nusantara Energi [Member]
Percentage of effective ownership	100.00%
PT Hutama Wiranusa Energi [Member]
Percentage of effective ownership	100.00%